Classification of Financial Instruments - Schedule of Accounting Classification of Class of Financial Liabilities, Together with their Carrying Values and Market Values (Detail) - GBP (£)
£ in Millions
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Financial liabilities	£ (1,825)	£ (1,578)
Total market value	(1,788)	(1,546)
Derivative financial instruments [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(58)	(43)
Total market value	(58)	(43)
Trade payables [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(273)	(317)
Total market value	(273)	(317)
Deferred And Contingent Consideration [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	(22)	(57)
Total market value	(22)	(57)	£ (79)
Borrowings [member] | In less than one year [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(315)	(67)
Total market value	(312)	(67)
Borrowings [member] | More than 12 months past due date [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(1,157)	(1,094)
Total market value	(1,123)	(1,062)
FVTPL [member] | Financial liabilities at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(11)	(64)
FVTPL [member] | Derivative financial instruments [member] | Financial liabilities at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(10)	(7)
FVTPL [member] | Trade payables [member] | Financial liabilities at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
FVTPL [member] | Deferred And Contingent Consideration [Member] | Financial liabilities at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(1)	(57)
FVTPL [member] | Borrowings [member] | Financial liabilities at fair value [member] | In less than one year [member]
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
FVTPL [member] | Borrowings [member] | Financial liabilities at fair value [member] | More than 12 months past due date [member]
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Financial liabilities derivatives in hedging relationship [member] | Financial liabilities at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(48)	(36)
Financial liabilities derivatives in hedging relationship [member] | Derivative financial instruments [member] | Financial liabilities at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(48)	(36)
Financial liabilities derivatives in hedging relationship [member] | Trade payables [member] | Financial liabilities at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Financial liabilities derivatives in hedging relationship [member] | Deferred And Contingent Consideration [Member] | Financial liabilities at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Financial liabilities derivatives in hedging relationship [member] | Borrowings [member] | Financial liabilities at fair value [member] | In less than one year [member]
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Financial liabilities derivatives in hedging relationship [member] | Borrowings [member] | Financial liabilities at fair value [member] | More than 12 months past due date [member]
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Other Financial Liability [member] | Financial liabilities at amortised cost [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(1,766)	(1,478)
Other Financial Liability [member] | Derivative financial instruments [member] | Financial liabilities at amortised cost [member]
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Other Financial Liability [member] | Trade payables [member] | Financial liabilities at amortised cost [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(273)	(317)
Other Financial Liability [member] | Deferred And Contingent Consideration [Member] | Financial liabilities at amortised cost [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(21)	0
Other Financial Liability [member] | Borrowings [member] | Financial liabilities at amortised cost [member] | In less than one year [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(315)	(67)
Other Financial Liability [member] | Borrowings [member] | Financial liabilities at amortised cost [member] | More than 12 months past due date [member]
Disclosure of financial liabilities [line items]
Financial liabilities	£ (1,157)	£ (1,094)